CONSOLIDATED BALANCE SHEETS	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 568,659,743	¥ 3,683,664,081	¥ 1,777,020,667
Restricted cash	85,788,983	555,723,874	517,055,372
Restricted short-term investments	271,630,245	1,759,566,398	1,599,301,870
Short-term Investment	4,542,756	29,427,066	112,000,000
Accounts receivable, net - related parties	9,412,732	60,973,795	174,533,796
Accounts receivable, net - third parties	518,188,181	3,356,719,400	3,118,303,420
Notes receivable, net - third parties	85,536,221	554,086,532	72,880,619
Advances to suppliers - related parties	157,635	1,021,128	1,183,768
Advances to suppliers - third parties	38,807,906	251,389,853	80,922,345
Inventories, net	494,508,173	3,203,325,042	1,891,148,051
Forward contract receivables	$ 1,086,563	¥ 7,038,537	47,712,744
Available-for-sale investment - current			20,875,725
Other receivables - related parties			¥ 163,499
Capped call options	$ 2,700,041	¥ 17,490,323
Deferred tax assets - current	12,211,023	79,100,567	¥ 77,562,041
Prepayments and other current assets	159,786,255	1,035,063,402	912,922,311
Total current assets	2,253,016,457	14,594,589,998	10,403,586,228
Non-current assets:
Restricted cash - non-current	51,522,096	333,749,831	142,737,230
Project assets, net	1,087,518,726	7,044,728,804	4,353,070,389
Investments in affiliates	18,028,828	116,787,142	103,118,031
Property, plant and equipment, net	582,212,399	3,771,455,478	3,101,795,172
Land use rights, net	54,017,435	349,914,140	371,932,150
Intangible assets, net	3,273,216	21,203,241	9,964,048
Deferred tax assets - non-current	$ 19,426,903	¥ 125,843,595	102,123,906
Capped call options			21,098,263
Other assets	$ 121,380,141	¥ 786,276,275	474,477,684
Total non-current assets	1,937,379,744	12,549,958,506	8,680,316,873
Total assets	4,190,396,201	27,144,548,504	19,083,903,101
Current liabilities:
Accounts payable - related parties	228,246	1,478,529	1,478,529
Accounts payable - third parties	584,041,640	3,783,304,934	3,147,731,807
Notes payable - third parties	388,057,970	2,513,761,916	2,452,443,808
Accrued payroll and welfare expenses	73,419,652	475,597,823	312,431,376
Advances from third party customers	200,655,338	1,299,805,148	423,088,515
Income tax payables	16,369,997	106,041,567	75,789,187
Forward contract payables	663,148	4,295,737	¥ 30,901,012
Convertible senior notes - current	100,484,266	650,916,976
Deferred tax liabilities - current	1,430,486	9,266,399	¥ 6,187,087
Bond payable and accrued interests	133,799,404	866,725,778	66,725,778
Short-term borrowings, including current portion of long-term bank borrowings	507,911,514	3,290,149,205	2,606,866,459
Other payables and accruals	344,031,944	2,228,570,149	1,392,143,677
Other payables - related parties	770,783	4,992,975	7,577,316
Total current liabilities	2,351,864,388	15,234,907,136	10,523,364,551
Non-current liabilities:
Long-term borrowings	714,425,276	4,627,904,051	956,500,000
Long-term payables	$ 8,792,481	¥ 56,955,933	66,906,667
Bonds payable - non-current			¥ 796,266,667
Warrant Liability	$ 10,555,684	¥ 68,377,608
Accrued warranty costs - non-current	50,825,367	329,236,560	¥ 229,489,242
Convertible senior notes	132,153,568	856,064,385	1,540,398,645
Deferred tax liabilities - non-current	1,756,740	11,379,810	2,572,785
Total non-current liabilities	918,509,116	5,949,918,347	3,592,134,006
Total liabilities	$ 3,270,373,504	¥ 21,184,825,483	¥ 14,115,498,557
Commitment and contingencies
Redeemable non-controlling interests	$ 248,220,960	¥ 1,607,925,732	¥ 1,435,585,290
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 124,292,030 and 125,473,930 shares issued and outstanding as of December 31, 2014 and 2015, respectively)	2,734	17,711	17,560
Additional paid-in capital	451,439,714	2,924,336,179	2,794,024,929
Statutory reserves	54,302,892	351,763,271	251,905,070
Accumulated other comprehensive income	1,942,332	12,582,041	11,874,053
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2014 and 2015, respectively	(2,142,016)	(13,875,553)	(13,875,553)
Retained earnings	161,635,833	1,047,044,597	463,151,264
Total JinkoSolar Holding Co., Ltd. shareholders' equity	667,181,489	4,321,868,246	3,507,097,323
Non-controlling interests	4,620,248	29,929,043	25,721,931
Total shareholders' equity	671,801,737	4,351,797,289	3,532,819,254
Total liabilities and shareholders' equity	$ 4,190,396,201	¥ 27,144,548,504	¥ 19,083,903,101